                              SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 31, 2006

FOCUS GROWTH PORTFOLIO. Effective August 23, 2006, Credit Suisse Asset Management, LLC ("Credit Suisse") will no longer serve as subadviser to a component of the Focus Growth Portfolio (the "Portfolio"). All references to Credit Suisse are deleted in their entirety. On an interim basis, until a replacement for Credit Suisse is selected, AIG SunAmerica Asset Management Corp. ("SunAmerica"), as investment adviser and manager, will manage that component of the Portfolio.

In the section titled "MANAGEMENT" under the heading "Portfolio Management," in the in "Seasons Focused Portfolios" chart "Credit Suisse" should be deleted, and replaced with "SunAmerica." Under the same heading, the disclosure regarding SunAmerica will be supplemented to include the Focus Growth Portfolio and the following disclosure will be added:

     "The Focus Growth Portfolio is managed by Gregory S. Parker. Mr. Parker, Director of Equity Research and Portfolio Manager, joined SunAmerica in February 2004, as Vice President and Senior Research Analyst covering the industrial sector (capital goods and transportation). Prior to joining SunAmerica, Mr. Parker was managing director and senior equity analyst at Harbert Management Corporation. Prior to that he held several positions at Schroder Investment Management, most recently, as the head of global industrial research, portfolio manager and senior research analyst."

Dated: August 23, 2006

Version 2, Class 1; Version 3, Class 2, Version 4, Class 3; and Combined Master

                              SEASONS SERIES TRUST

    Supplement to the Statement of Additional Information dated July 31, 2006

Effective August 23, 2006, Credit Suisse Asset Management, LLC ("Credit Suisse") will no longer serve as subadviser to a component of the Focus Growth Portfolio (the "Portfolio"). All references to Credit Suisse are deleted in their entirety. On an interim basis, until a replacement for Credit Suisse is selected, AIG SunAmerica Asset Management Corp. ("SunAmerica"), as investment adviser and manager, will manage that component of the Portfolio.

Under the heading "PORTFOLIO MANAGERS," under the section "Other Accounts," the following information replaces the Credit Suisse disclosure for the Focus Growth
Portfolio:

                                                                         OTHER ACCOUNTS
                                                                     (As of March 31, 2006)
                                              -------------------------------------------------------------------
                                                   Registered
                                                   Investment         Pooled Investment
                                                   Companies              Vehicles             Other Accounts
                                              -------------------  ----------------------  ----------------------
                                                          Assets             Total Assets            Total Assets
               Advisers/                       No. of     (in $     No. of        (in       No. of        (in
  Portfolio   Subadviser  Portfolio Managers  Accounts  millions)  Accounts   $millions)   Accounts   $millions)
------------  ----------  ------------------  --------  ---------  --------  ------------  --------  ------------
Focus Growth  SunAmerica  Parker, Gregory S.      1       $139.5      --          --          --          --

DATED: AUGUST 23, 2006